Debt - Additional Information (Details) - USD ($)		1 Months Ended		6 Months Ended		12 Months Ended
	Aug. 31, 2019	Mar. 31, 2020	May 31, 2019	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021	Mar. 31, 2021	Feb. 29, 2020
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 15,000
Gain (Loss) on extinguishment of debt					$ (164,000)	$ (164,000)	$ (303,000)
Conversion of MarchTwo Thousand and Nineteen Convertible Note to Series B one Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument convertible conversion price			$ 4.9767
Number of shares issued on conversion of debt			508
Gain (Loss) on extinguishment of debt			$ 303
Conversion of December Two Thousand and Nineteen Convertible Note to Series C One Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument convertible conversion price		$ 10.02
Number of shares issued on conversion of debt		756
Gain (Loss) on extinguishment of debt		$ 164
Conversion of FebruaryTwo Thousand and Nineteen Convertible Note to Series C One Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument convertible conversion price		$ 10.01
Number of shares issued on conversion of debt		5
December Two Thousand and Nineteen Convertible Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate stated percentage						5.00%		5.00%
Debt instrument principal amount						$ 7,500		$ 7,500
FebruaryTwo Thousand and Nineteen Convertible Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate stated percentage									5.00%	5.00%
Debt instrument principal amount									$ 50	$ 50
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate stated percentage							5.00%
Debt instrument conversion expenses		$ 0
March Two Thousand and Ninteen Convertible Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate stated percentage									6.00%
Debt instrument principal amount									$ 2,500
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 10,000
Line of credit facility expiration month year	2021-08					2021-08
Line of credit facility unused capacity commitment fee percentage	0.125%
Revolving Credit Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate						0.25%	0.25%
Revolving Credit Facility [Member] | Depositor [Member]
Debt Instrument [Line Items]
Debt Instrument, collateral amount	$ 1.00
Debt Instrument, Interest Rate stated percentage	5.50%
Line of credit facility interest rate description	one quarter of one percent (0.25%) above the Prime Rate, or (y) five and one half of one percent (5.50%)
Revolving Credit Facility [Member] | Depositor [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, collateral amount	$ 1.00
Revolving Credit Facility [Member] | Depositor [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.25%
Debt Instrument, Interest Rate stated percentage	5.50%
Revolving Credit Facility [Member] | Non Depositor [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate stated percentage	6.00%
Line of credit facility interest rate description	three quarters of one percent (0.75%) above the Prime Rate, or (y) six percent (6.00%)
Revolving Credit Facility [Member] | Non Depositor [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.75%
Revolving Credit Facility [Member] | SubLimit [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 10,000					$ 10,000	$ 706
Percentage of multiplying eligible account receivable	85.00%
Term Loan Facility [Member]
Debt Instrument [Line Items]
Line of credit facility maximum borrowing capacity	$ 5,000
Line of credit facility expiration month year	2023-11			2023-11		2023-11
Line Of credit facility first required payment month year	2020-11
Debt Instrument, Interest Rate stated percentage	6.00%
Line of credit facility interest rate description	(A) one percent (1.00%) above the Prime Rate and (B) six percent (6.00%)
Term Loan Facility [Member] | Prime Rate [Member]
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	1.00%					1.00%	1.00%